Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Balance at beginning of period	$ (19)	$ (9)
Provision for credit losses
Purchases	7	3
Sales and maturities	(2)	(1)
Changes in risk, parameters and exposures	(22)	(11)
Exchange rate and other	3	(1)
Balance at end of period	(33)	(19)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	3	2
Provision for credit losses
Transfers to stage 1	1	1
Purchases	7	3
Sales and maturities	(2)	(1)
Changes in risk, parameters and exposures	(5)	(2)
Balance at end of period	4	3
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period	1	1
Provision for credit losses
Transfers to stage 1	(1)	(1)
Changes in risk, parameters and exposures		1
Balance at end of period		1
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(23)	(12)
Provision for credit losses
Changes in risk, parameters and exposures	(17)	(10)
Exchange rate and other	3	(1)
Balance at end of period	$ (37)	$ (23)